Change in Fiscal Year End	1 Months Ended
Jan. 31, 2015
Change in Fiscal Year End
CHANGE IN FISCAL YEAR END

1. CHANGE IN FISCAL YEAR END

        On March 26, 2015, the board of directors of BioPharmX Corporation approved a change in the Company's fiscal year end from December 31 to January 31, beginning January 31, 2015. Corresponding results for the years ended December 31, 2014 and 2013 are both for twelve-month periods. In addition, the consolidated statements of operations and comprehensive loss and cashflows also include an unaudited one-month period ended January 31, 2014.